UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Common stock, par value (in dollar per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, authorized (in shares)	10,000,000	10,000,000		10,000,000
Common stock, issued (in shares)	7,693,040	6,186,783		4,978,073
Common stock, outstanding (in shares)	7,682,908	6,186,783		4,978,073
Series A Convertible Preferred Stock
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	5,000	5,000		5,000
Preferred stock, issued (in shares)	1,741	5,000		0
Preferred stock, outstanding (in shares)	1,741	5,000		0
Net of issuance costs		$ 118,344		$ 118,344